(Other Long-term Assets) (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Long-term investments	$ 2.5	$ 6.7
Other long-term assets	18.2	22.4
Other receivables
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Long-term investments	$ 15.7	$ 15.7